Lease liability (Details 2) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Variable payments	$ 528	$ 588
Variable maturity term	$ 54	$ 51
Variable lease to fixed payments percentage	14.00%	21.00%